Commitments and Contingency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingency (Tables) [Line Items]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of December 31,
	2023	2022

Total current assets	$10,571,775	$11,276,852
Total non-current assets	$9,641,441	$9,102,933
Total Assets	$20,213,216	$20,379,785
Total Liabilities	$7,073,660	$5,329,843

Schedule of Operations
	Years Ended December 31,
	2023	2022	2021
Revenues	$4,335,591	$6,228,595	$6,473,638
Net income	$1,098,947	$1,684,991	$2,061,517

Schedule of Cash Flows
	Years Ended December 31,
	2023	2022	2021
Net cash provided by (used in) operating activities	$834,596	$4,016,852	$(757,861)
Net cash (used in) provided by investing activities	$(675,964)	$(7,349,231)	$400,006
Net cash provided by financing activities	$-	$2,749,498	$-

VIE [Member]
Commitments and Contingency (Tables) [Line Items]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Total current assets	$15,216,386	$10,571,775
Total non-current assets	5,209,247	9,641,441
Total Assets	$20,425,633	$20,213,216
Total Liabilities	$10,256,639	$7,073,660

Schedule of Cash Flows
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$4,585,904	$804,161
Net cash used in investing activities	(1,869,143)	(610,768)

Schedule of Operations
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	$1,823,568	$2,797,326
Net income	$461,348	$780,309